Post-employment benefit plans - Disclosure of Contributions to Post-Employment Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Contributions, defined contribution plan	$ (114)	$ (114)
Estimated of contributions expected to be paid to plan for next annual reporting period, defined contribution plan	110
DB pension
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	90
OPEBs
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	75
Plan assets
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(233)	(244)
Plan assets | DB pension
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(168)	(183)
Plan assets | OPEBs
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	$ (65)	$ (61)